RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Province is a shareholder of Hydro One with approximately 47.1% (2023 - 47.1%) ownership as at December 31, 2024. The Ministry of Infrastructure (MOI) is a related party to Hydro One because it is controlled by the Province. The IESO, Ontario Power Generation Inc. (OPG), Ontario Electricity Financial Corporation (OEFC), and the OEB are related parties to Hydro One because they are controlled or significantly influenced by the Ministry of Energy and Electrification. Ontario Charging Network (OCN LP) is a joint-venture limited partnership between OPG and a subsidiary of Hydro One. Hydro One also has transactions in the normal course of business with various government ministries and organizations in Ontario that fall under the purview of the Province. The following is a summary of the Company’s related party transactions during the years ended December 31, 2024 and 2023:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2024	2023
Province	Dividends paid	350	330
MOI	Broadband subsidy[1]	43	—
IESO	Power purchased	2,686	2,297
	Revenues for transmission services	2,252	2,195
	Amounts related to electricity rebates	1,170	897
	Distribution revenues related to rural rate protection	255	250
	Distribution revenues related to Wataynikaneyap Power LP	119	54
	Distribution revenues related to supply of electricity to remote northern communities	48	46
	Funding received related to Conservation and Demand Management programs	1	3
OPG	Power purchased	18	16
	Transmission revenues related to provision of services and supply of electricity	2	2
	Distribution revenues related to provision of services and supply of electricity	5	5
	Other revenues related to provision of services and supply of electricity	1	1
	Capital contribution received from OPG	3	5
	Costs related to the purchase of services	1	2
OEFC	Power purchased from power contracts administered by the OEFC	1	1
OEB	OEB fees	12	12
OCN LP2	Investment in OCN LP	5	—
1 On October 31, 2024, the Ministry of Infrastructure announced that it has developed a program to deliver up to $400 million in subsidies to internet service providers (ISPs) for work associated with designated broadband projects. The program is intended to enable ISPs to successfully and safely attach their material and equipment to the Company’s poles to bring connectivity to rural communities as part of a designated broadband project as defined under Building Broadband Faster Act (Ontario). A portion of these subsidies is used to reimburse Hydro One Networks on behalf of ISPs for their share of enablement costs incurred to facilitate the program to date.
2 OCN LP owns and operates electric vehicle fast charging stations across Ontario, under the Ivy Charging Network brand.
Sales to and purchases from related parties are based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances as at period end are interest-free and settled in cash. Invoices are issued monthly, and amounts are due and paid on a monthly basis.